S000000582 [Member] Annual Total Returns - BARON ASSET FUND		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus [Line Items]
Annual Return Caption [Text]	Average Annual Total Returns for the periods ended December 31, 2025
BARON ASSET FUND
Prospectus [Line Items]
Annual Return [Percent]		7.94%	10.48%	17.04%	(26.06%)	13.93%	32.98%	37.62%	(0.14%)	26.13%	6.23%